PRIVATE PLACEMENT (Details Narrative) - CSLM Acquisition Corp [Member] - USD ($)		9 Months Ended	12 Months Ended
	Jan. 18, 2022	Sep. 30, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Price per share	$ 10.00
Issuance of private placement		$ 7,942,500	$ 7,942,500
Warrants share		1	1
Exercise price		$ 9.20	$ 9.20
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate share		7,942,500	7,942,500
Price per share		$ 1.00	$ 1.00
Issuance of private placement	$ 7,942,500
Exercise price		$ 11.50	$ 11.50